Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2019	2020
	RMB	RMB
Buildings	5,594,482	6,940,154
Machinery and equipment	3,778,753	5,055,601
Leasehold improvements	432,236	599,300
Vehicles	3,367,428	5,591,138
Furniture, office and electric equipment	462,842	619,007
Construction in progress	1,685,622	4,312,932
Total	15,321,363	23,118,132
Accumulated depreciation	(2,850,731)	(4,552,971)
Property and equipment, net	12,470,632	18,565,161